Employee Benefit Plan (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan [Abstract]
Employer contributions	$ 17	$ 36	$ 29	$ 72	$ 110	$ 136